PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning Balance	$ 80,323,000	$ 69,141,000
Additions/ Transfers	2,192,000	12,020,000
Writendowns	(1,725,000)	(798,000)
Effect Of Movements In Exchange Rates	(1,000)	(40,000)
Ending balance	80,789,000	80,323,000
Accumulated Depletion And Depreciation, Beginning Balance	27,254,000	25,085,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,647,000	2,822,000
Accumulated Depletion And Depreciation, Writedowns	(1,341,000)	(653,000)
Accumulated Depletion And Depreciation, Ending Balance	27,560,000	27,254,000
Net book value	53,229,000	53,069,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	844,000	763,000
Additions/ Transfers	374,000	78,000
Writendowns	(17,000)	(6,000)
Effect Of Movements In Exchange Rates	(2,000)	9,000
Ending balance	1,199,000	844,000
Accumulated Depletion And Depreciation, Beginning Balance	548,000	441,000
Accumulated Depletion And Depreciation, Additions / Transfers	63,000	111,000
Accumulated Depletion And Depreciation, Writedowns	(16,000)	(4,000)
Accumulated Depletion And Depreciation, Ending Balance	595,000	548,000
Net book value	604,000	296,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	17,573,000	14,930,000
Additions/ Transfers	188,000	3,270,000
Writendowns	(1,321,000)	(629,000)
Effect Of Movements In Exchange Rates	(1,000)	2,000
Ending balance	16,439,000	17,573,000
Accumulated Depletion And Depreciation, Beginning Balance	5,235,000	5,178,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,175,000	676,000
Accumulated Depletion And Depreciation, Writedowns	(1,146,000)	(619,000)
Accumulated Depletion And Depreciation, Ending Balance	5,264,000	5,235,000
Net book value	11,175,000	12,339,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	26,232,000	23,294,000
Additions/ Transfers	1,402,000	3,079,000
Writendowns	(23,000)	(141,000)
Effect Of Movements In Exchange Rates	0	0
Ending balance	27,611,000	26,232,000
Accumulated Depletion And Depreciation, Beginning Balance	7,894,000	6,733,000
Accumulated Depletion And Depreciation, Additions / Transfers	(156,000)	1,170,000
Accumulated Depletion And Depreciation, Writedowns	(23,000)	(9,000)
Accumulated Depletion And Depreciation, Ending Balance	7,715,000	7,894,000
Net book value	19,896,000	18,338,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	18,375,000	14,687,000
Additions/ Transfers	348,000	3,716,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	4,000	(28,000)
Ending balance	18,727,000	18,375,000
Accumulated Depletion And Depreciation, Beginning Balance	9,473,000	9,106,000
Accumulated Depletion And Depreciation, Additions / Transfers	209,000	367,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	9,682,000	9,473,000
Net book value	9,045,000	8,902,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	1,929,000	774,000
Additions/ Transfers	11,000	1,176,000
Writendowns	(12,000)	(22,000)
Effect Of Movements In Exchange Rates	1,000	1,000
Ending balance	1,929,000	1,929,000
Accumulated Depletion And Depreciation, Beginning Balance	781,000	598,000
Accumulated Depletion And Depreciation, Additions / Transfers	201,000	204,000
Accumulated Depletion And Depreciation, Writedowns	(11,000)	(21,000)
Accumulated Depletion And Depreciation, Ending Balance	971,000	781,000
Net book value	958,000	1,148,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	15,370,000	14,693,000
Additions/ Transfers	(131,000)	701,000
Writendowns	(352,000)	0
Effect Of Movements In Exchange Rates	(3,000)	(24,000)
Ending balance	14,884,000	15,370,000
Accumulated Depletion And Depreciation, Beginning Balance	3,323,000	3,029,000
Accumulated Depletion And Depreciation, Additions / Transfers	155,000	294,000
Accumulated Depletion And Depreciation, Writedowns	(145,000)	0
Accumulated Depletion And Depreciation, Ending Balance	3,333,000	3,323,000
Net book value	$ 11,551,000	$ 12,047,000